Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents		$ 249,923	$ 1,080,514
Accounts receivable, net (Note 3)		4,222,982	1,643,568
Contract assets (Note 4)		5,304,061	6,098,497
Deposits, prepayments and other current assets (Note 5)		483,864	20,925
Total current assets		10,260,830	8,843,504
Non-current assets
Property and equipment, net (Note 6)		1,132,422	1,223,100
Right-of-use assets – finance lease (Note 7)		147,967	216,065
Life insurance policy, cash surrender value (Note 2)		167,224	160,891
Contract assets (Note 4)		1,636,414	740,600
Deferred offering costs			704,568
Deferred tax assets (Note 12)		79,426	150
Total non-current assets		3,163,453	3,045,374
Total assets		13,424,283	11,888,878
Current liabilities
Accounts payable (Note 8)		3,964,976	3,166,177
Bank and other borrowings (Note 10)		4,761,434	3,818,453
Finance lease liabilities (Note 7)		66,150	67,372
Accrued expenses and other current liabilities (Note 9)		412,470	136,791
Income tax payable		321,445	552,670
Total current liabilities		9,526,475	7,741,463
Non-current liabilities
Bank and other borrowings (Note 10)		2,865,484	3,033,780
Finance lease liabilities (Note 7)		48,345	114,495
Deferred tax liabilities (Note 12)			878
Total non-current liabilities		2,913,829	3,149,153
Total liabilities		12,440,304	10,890,616
Shareholders’ equity
Ordinary shares, 100,000,000 shares authorized; USD0.0005 par value, 12,975,000 and 11,250,000 shares issued and outstanding, as of March 31, 2025 and 2024, respectively	[1]	6,488	5,625
Subscription receivable			(5,625)
Additional paid in capital		6,819,954	1,282
(Accumulated deficit) Retained earnings		(5,842,463)	996,980
Total shareholders’ equity		983,979	998,262
Total liabilities and shareholders’ equity		$ 13,424,283	$ 11,888,878

[1]	Retrospectively restated for effect of share reorganization (Note 1)